Common Stock Options (Tables)	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Activity Related to Restricted Shares of Common Stock

The following table summarizes the activity related to the restricted shares of common stock (in thousands):

	Number of shares	Deposit liability
Unvested, February 2, 2013	31,542	$308
Vested	(11,137)	(80)

Unvested, May 4, 2013	20,405	$228

The following table summarizes the activity related to the restricted shares of common stock (in thousands except share data):

	Number of shares	Deposit liability
Unvested, issued upon option exercises on October 13, 2010	325,521	$1,933
Vested	(21,121)	(73)

Unvested January 29, 2011	304,400	1,860
Vested	(135,657)	(491)
Repurchases upon employee termination	(26,816)	(238)

Unvested January 28, 2012	141,927	1,131
Vested	(106,980)	(802)
Repurchases upon employee termination	(3,405)	(21)

Unvested February 2, 2013	31,542	$308

Schedule Of Stock Option Activity Under Plan

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at February 2, 2013	1,187,817	$10.43	9.3
Granted	122,250	37.22
Forfeited	(4,843)	4.95
Exercised	(36,781)	4.28

Balance at May 4, 2013	1,268,443	$13.21	8.9

Exercisable at May 4, 2013	56,158	$10.73	7.2

Stock option activity under the Plan was as follows:

	Options outstanding	Weighted average exercise price	Weighted average remaining contractual term
Balance at January 30, 2010	840,860	$3.41	6.9
Granted	2,427,690	6.93
Forfeited	(6,736)	3.88
Exercised	(1,125,629)	5.64

Balance at January 29, 2011	2,136,185	6.31	9.7
Granted	611,313	7.03
Forfeited	(119,543)	6.40

Balance at January 28, 2012	2,627,955	6.47	9.0
Granted	687,416	14.96
Forfeited	(98,048)	9.14
Cancelled (see note 5)	(2,020,620)	6.30
Exercised	(8,886)	4.12

Balance at February 2, 2013(1)	1,187,817	10.43	9.3

Exercisable at February 2, 2013	25,240	$11.73	7.1

(1)	The weighted-average exercise price at February 2, 2013 reflects the adjustment of $2.02 per share resulting from the dividend declared on May 15, 2012 as described above.

Schedule Of Fair Value Of Option Award Granted Weighted Average Assumptions

The fair value of each option award granted to employees, including outside directors, is estimated on the date of grant and the fair value of each option award granted to non-employees is estimated on the date of grant and is required to be periodically revalued over the contractual period until the option award is exercised or forfeited using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Thirteen Weeks Ended
	April 28, 2012	May 4, 2013
Expected volatility	50.0%	50.0%
Risk-free interest rate	1.5%	1.1%
Expected life of options - for employee grants	7.0 years	6.3 years
Expected dividend yield	—%	—%

The fair value of each option award granted to employees and non-employees, including outside directors, is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Fiscal Year
	2010	2011	2012
Expected volatility	50.0%	50.0%	50.0%
Risk-free interest rate	1.8%	2.0%	1.3%
Expected life of options	7.0 years	7.0 years	6.3 years
Expected dividend yield	— %	— %	— %